PROFIT APPROPRIATION (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)
Distribution Of Profit [Abstract]
General reserve fund annual appropriation after tax profit	10.00%	10.00%
Amount of restricted paid-in capital and statutory reserve funds	$ 49,400,000		$ 7,900,000
Restricted share capital	284,600,000	1,789,200,000
Amount not available for distributions	$ 292,500,000	1,838,600,000